Document and Entity Information Document	Oct. 14, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 14, 2026
Entity Registrant Name	SMITHFIELD FOODS, INC.
Entity Incorporation, State or Country Code	VA
Entity File Number	001-15321
Entity Tax Identification Number	52-0845861
Entity Address, Address Line One	200 Commerce Street
Entity Address, City or Town	Smithfield
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23430
City Area Code	757
Local Phone Number	365-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	SFD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000091388
Amendment Flag	false